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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08895

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                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)        With copies to:

              Theresa K. Kelety, Esq.            Elizabeth J. Reza, Esq.
               Voya Investments, LLC                Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100      Prudential Tower,
                Scottsdale, AZ 85258               800 Boylston Street
                                                    Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: March 31

      Date of reporting period: July 1, 2018 - June 30, 2019

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2018 - 06/30/2019
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: APR 30, 2019   Meeting Type: Annual
Record Date:  MAR 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:                      Security ID:  85749P101
Meeting Date: DEC 18, 2018   Meeting Type: Special
Record Date:  OCT 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.1   Elect Director John R. Costantino       For       For          Management
2.2   Elect Director Michael A. Jessee        For       For          Management
2.3   Elect Director Ellen M. Needham         For       For          Management
2.4   Elect Director Donna M. Rapaccioli      For       For          Management



============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.



========================== Voya High Yield Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.



========================= Voya Intermediate Bond Fund ==========================


NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 23, 2019   Meeting Type: Annual
Record Date:  APR 05, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management



========================== Voya Short Term Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.



=================== Voya Strategic Income Opportunities Fund ===================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 28, 2019